Commitments and Contingencies (Details) - Schedule of Contractual Obligations	Jun. 30, 2024 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	¥ 33,355,109
Payments due by period Within 1-2 years	18,949,266
Payments due by period Over 2 years	2,139,992
Total	54,444,367
Operating Lease Payment [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	2,989,195
Payments due by period Within 1-2 years	2,613,699
Payments due by period Over 2 years	2,139,992
Total	7,742,886
Bank Borrowings [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	25,536,891
Payments due by period Within 1-2 years
Payments due by period Over 2 years
Total	25,536,891
Loan from a Related Party [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	2,000,000
Total	2,000,000
Loans from a Third Party [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	2,829,023
Payments due by period Within 1-2 years
Payments due by period Over 2 years
Total	2,829,023
Loan from shareholders [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year
Payments due by period Within 1-2 years	16,335,567
Payments due by period Over 2 years
Total	¥ 16,335,567